Discontinued operations - Narrative (Details) - USD ($)		1 Months Ended	12 Months Ended
	Oct. 14, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure on Sale of Assets [Line Items]
Gain (loss) on sale of assets			$ 168,000	$ (2,000,000)
Unmanned Aerial Vehicle (UAV) Business Assets
Disclosure on Sale of Assets [Line Items]
Total proceeds			(1,000,000)
Gain (loss) on sale of assets			168,000
Unmanned Aerial Vehicle (UAV) Business Assets | Discontinued operations
Disclosure on Sale of Assets [Line Items]
Total proceeds	$ 1,000,000
Cash proceeds received on sale, net	$ 988,000
Ballard Unmanned Systems Inc.
Disclosure on Sale of Assets [Line Items]
Gain (loss) on sale of assets				(2,000,000)
Estimated fair value of earn-out payments			$ 0	$ 2,000,000
Intellectual property acquired by Ballard Power Systems Europe
Disclosure on Sale of Assets [Line Items]
Proceeds from the repayment of notes receivable		$ 2,132,000